INVENTORIES - Schedule of Inventory, Current (Detail) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Work in process and related capitalized costs	$ 299,791	$ 308,867	$ 242,488
Inventory	975,773	961,236	632,986
Deposits on Dispensing Machines [Member]
Inventory [Line Items]
Inventory	325,973	325,973	138,423
Vaporizers and Accessories [Member]
Inventory [Line Items]
Inventory	178,543	154,930	193,575
Dispensing Machines [Member]
Inventory [Line Items]
Inventory	$ 171,466	$ 171,466	$ 58,500